FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	$ (60,244)	$ (556,433)	$ (433,855)	$ (824,858)	$ (422,908)	$ 3,113,580
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,364,968		2,364,968		1,937,234	1,621,199	$ 0
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016			(427,734)		(316,035)
Initial fair value of derivative reclassified from equity						4,097,444
Initial fair value						334,784
Transfers out			0			(265,955)
Mark to market			(427,734)		316,035	(2,545,074)
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 279,379		279,379		288,934	285,157	$ 0
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016			(6,121)		(106,873)
Initial fair value of derivative reclassified from equity						1,242,590
Initial fair value						250,540
Transfers out			(15,676)		(103,096)	(639,467)
Mark to market			$ (6,121)		$ 106,873	$ (568,506)